NATIONWIDE MUTUAL FUNDS Nationwide Bond Fund Nationwide Government Bond Fund Class X and Class Y Shares Supplement Dated December 4, 2008 to the Prospectus Dated February 28, 2008

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

On December 3, 2008, the Board of Trustees of Nationwide Mutual Funds (the Board”) considered and approved a proposal to convert the existing Class X and Class Y shares of the Nationwide Bond Fund and Nationwide Government Bond Fund to Class A shares of the same fund and to terminate the Class X and Class Y shares. The conversion is expected to occur on or about January 30, 2009 (the “Conversion Date”).

Until the Conversion Date, shareholders may purchase, redeem or exchange their shares in the manner set forth in the Prospectus.

Upon the Conversion Date, all Class X and Class Y shares will be converted to Class A shares of the same fund and will be effected on the basis of the relative net asset values of the classes without the imposition of any sales load, fee, or other charge. The Nationwide Bond Fund and Nationwide Government Bond Fund will cease offering Class X and Class Y shares effective the same date.

The following table shows the fees and expenses of Class X and Class Y shares compared to those of Class A shares.

		Bond Fund		Government Bond Fund
	Class X	Class Y	Class A	Class X	Class Y	Class A

Shareholder Fees (paid directly from your investment)
Maximum Sales Charge (Load) Imposed upon purchases (as a percentage of offering price)[1]	None	None	4.25%	None	None	4.25%
Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering price or sale price, whichever is less)[2]	5.00%	1.00%	None	5.00%	1.00%	None
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)[3]	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (Expenses That Are Deducted From Fund Assets)
Management Fees	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%

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Distribution and/or Service (12b-1) Fees	0.85%	0.85%	0.25%	0.85%	0.85%	0.25%
Other Expenses[4]	0.22%	0.22%	0.32%	0.21%	0.21%	0.35%
Total Annual Fund Operating Expenses	1.57%	1.57%	1.07%	1.56%	1.56%	1.10%

1 The sales charge on purchases of $100,000 or more of Class A shares is reduced or eliminated.

2 A contingent deferred sales charge (CDSC) of up to 0.75% will apply to redemptions of Class A shares if purchased without a sales charge and for which a finders fee was paid. A CDSC of 1% is charged if you sell Class Y shares within the first year after purchase. A CDSC beginning at 5% and declining to 1% is charged if you sell Class X shares within six years after purchase. Class X shares convert to Class A shares after you have held them for seven years.

3 A redemption/exchange fee of 2% applies to shares redeemed or exchanged within seven calendar days after the date they were purchased. This fee is intended to discourage frequent trading of Fund shares that can negatively affect the Fund’s performance. The fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee.

4 “Other Expenses” include administrative services fees which are permitted to be up to 0.25% for Class A shares. For the year ended October 31, 2007, administrative services fees for Class A shares of the Nationwide Bond Fund and Nationwide Government Bond Fund were 0.10% and 0.14%, respectively. The full 0.25% in administrative services fees is not reflected in “Other Expenses” at this time because the Funds do not currently sell Class A shares to intermediaries that charge the full amount permitted.

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NATIONWIDE MUTUAL FUNDS Nationwide Bond Fund Nationwide Enhanced Income Fund Nationwide Government Bond Fund Nationwide Money Market Fund Nationwide Short Duration Bond Fund

     Supplement Dated December 4, 2008
to the Prospectus Dated February 28, 2008 (as revised May 5, 2008)

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

1. On December 3, 2008, the Board of Trustees of Nationwide Mutual Funds (the Board”) considered and approved a proposal to discontinue the issuance, offer and sale of Class B shares of the Funds to new investors, effective December 31, 2008.

The Funds will offer Class B shares only (1) to current shareholders of Class B shares that wish to add to their existing Class B investments in the same fund; (2) to current shareholders of Class B shares exchanging into Class B shares of another Nationwide Fund; and (3) through reinvestment of dividends or distributions that are paid on Class B shares in additional Class B shares. The contingent deferred sales charge schedule, conversion to Class A shares schedule and Rule 12b-1 distribution fees will remain the same. However, effective at the close of business on December 31, 2008, reinvestment of proceeds from a redemption of Class B shares (which, as described in the Prospectus, allows shareholders who redeem Class B shares to reinvest the proceeds in Class B shares within 30 days of the redemption and have any CDSC paid on such shares re-deposited in shares equal to the CDSC amount of the CDSC into the shareholder’s account) will be discontinued.

2. On December 3, 2008, the Board also considered and approved a proposal to convert the existing IRA Class shares of the Nationwide Short Duration Bond Fund, which have been closed to new investors since December 2004, to Class A shares of such Fund and to terminate the IRA Class shares. The conversion is expected to occur on or about January 30, 2009 (the “Conversion Date”).

Until the Conversion Date, shareholders may purchase, redeem or exchange their shares in the manner set forth in the Prospectus.  Following the Conversion Date, former IRA Class shareholders will be able to purchase Class A shares of the Nationwide Short Duration Bond Fund without the imposition of any sales load.

Upon the Conversion Date, all IRA Class shares will be converted to Class A shares and will be effected on the basis of the relative net asset values of the classes without the imposition of any sales load, fee, or other charge.

The following table shows the fees and expenses of IRA Class shares compared to those of Class A shares.

Short Duration Bond Fund
	IRA Class	Class A
Shareholder Fees (paid directly from your investment)

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Maximum Sales Charge (Load) Imposed upon purchases (as a percentage of offering price)[1]	None	2.25%
Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering price or sale price, whichever is less)	None	None
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)[2]	2.00%	2.00%
Annual Fund Operating Expenses (Expenses That Are Deducted From Fund Assets)
Management Fees	0.35%	0.35%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%
Other Expenses[3]	0.20%	0.20%
Total Annual Fund Operating Expenses	0.80%	0.80%
Amount of Fee Waiver/Expense Reimbursement[4]	0.10%	0.10%
Total Annual Fund Operating Expenses (After Waivers/Reimbursements)	0.70%	0.70%

[1] The sales charge on purchases of $100,000 or more of Class A shares is reduced or eliminated.

[2] A redemption/exchange fee of 2% applies to shares redeemed or exchanged within seven calendar days after the date they were purchased. This fee is intended to discourage frequent trading of Fund shares that can negatively affect the Fund’s performance. The fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee.

[3] “Other Expenses” include administrative services fees which are permitted to be up to 0.25% for Class A shares and IRA Class shares. For the year ended October 31, 2007, administrative services fees for Class A and IRA Class shares were 0% and 0%, respectively. The full 0.25% in administrative services fees is not reflected in “Other Expenses” at this time because the Fund does not currently sell Class A shares to intermediaries that charge the full amount permitted.

[4] The Trust and the Adviser have entered into a written contract limiting operating expenses to 0.55% for all share classes until at least May 1, 2009. This limit excludes certain Fund expenses, including any taxes, interest, brokerage fees, Rule 12b-1 fees, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Fund in connection with any merger or reorganization and may exclude other non-routine expenses not incurred in the ordinary course of the Fund’s business. The Trust is authorized to reimburse the Adviser for management fees previously waived and/or for expenses previously paid by the Adviser, provided however, that any reimbursements must be paid at a date not more than three years after the fiscal year in which the Adviser waived the fees or reimbursed the expenses and the reimbursements do not cause the Fund to exceed the expense limitation in the agreement. If the maximum amount of administrative service fees were charged, “Total Annual Fund Operating Expenses (after Waivers/Reimbursements)” could increase to 0.95% for Class A and IRA Class shares before the Adviser would be required to limit the Fund’s expenses.

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NATIONWIDE MUTUAL FUNDS
Nationwide Growth Fund
Nationwide Large Cap Value Fund
Nationwide Mid Cap Growth Fund
Nationwide Fund
Nationwide Value Opportunities Fund

Supplement Dated December 4, 2008
to the Prospectus Dated February 28, 2008

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

1. On December 3, 2008, the Board of Trustees of Nationwide Mutual Funds (the Board”) considered and approved a proposal to discontinue the issuance, offer and sale of Class B shares of the Funds to new investors, effective December 31, 2008.

The Funds will offer Class B shares only (1) to current shareholders of Class B shares that wish to add to their existing Class B investments in the same fund; (2) to current shareholders of Class B shares exchanging into Class B shares of another Nationwide Fund; and (3) through reinvestment of dividends or distributions that are paid on Class B shares in additional Class B shares. The contingent deferred sales charge schedule, conversion to Class A shares schedule and Rule 12b-1 distribution fees will remain the same. However, effective at the close of business on December 31, 2008, reinvestment of proceeds from a redemption of Class B shares (which, as described in the Prospectus, allows shareholders who redeem Class B shares to reinvest the proceeds in Class B shares within 30 days of the redemption and have any CDSC paid on such shares re-deposited in shares equal to the amount of the CDSC into the shareholder’s account) will be discontinued.

2. On December 3, 2008, the Board also considered and approved a proposal to liquidate the Nationwide Mid Cap Growth Fund. The Fund will be liquidated on or about April 24, 2009 (the “Liquidation Date”). Effective immediately, new account requests, exchanges into the Fund and purchase orders for Fund shares will no longer be permissible (other than those purchase orders received through dividend reinvestment). As disclosed in the Prospectus, the Fund is permitted to depart from its stated investment objective and policies and hold cash and cash equivalent positions as a temporary defensive measure to preserve value. In anticipation of the Fund’s liquidation, the Fund intends to begin to sell its portfolio holdings in exchange for cash, U.S. government securities and/or other short-term debt instruments.

Until the Liquidation Date, shareholders may redeem or exchange their shares in the manner set forth in the Prospectus.  However, pursuant to the Plan of Liquidation adopted by the Board, the Fund may set up a reserve account for expenses incurred in connection with the liquidation to ensure that all shareholders are treated fairly. Any such reserve account may affect the amount of redemption proceeds payable to a shareholder upon redemption.

With respect to redemptions or exchanges, effective immediately, shareholders of the Fund will no longer be subject to a redemption/exchange fee. Shareholders will also not

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be subject to a CDSC upon the redemption of shares. That is, you will not be charged a CDSC whether you redeem your shares, receive the liquidating distribution or exchange into another Nationwide Fund.

If you exchange your Class B shares into another Nationwide Fund, you will not be charged a CDSC upon the subsequent sale from the Nationwide Fund you exchange into, although your holding period for conversion of Class B shares to Class A shares will remain unchanged. Shareholders of Class A shares may exchange their shares of the Fund for Class A shares of any other Nationwide Fund without paying a front-end sales charge. All other features of the exchange privilege described in the Prospectus will continue to apply. Rule 12b-1 distribution fees will continue to accrue on shares of the Fund in the manner set forth in the Prospectus until the Liquidation Date.

Upon the liquidation, each remaining shareholder of the Fund will receive a liquidating distribution equal to the shareholder’s proportionate interest in the net assets of the Fund. However, if you are invested in the Fund through an IRA account and you do not contact us prior to the Liquidation Date, we will place your liquidation proceeds into the Nationwide Money Market Fund until we receive instructions from you at 800-848-0920.

You may be subject to federal, state, local or foreign taxes on exchanges, redemptions or liquidations of Fund shares. You should consult your tax advisor for information regarding all tax consequences applicable to your investments in the Fund.

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NATIONWIDE MUTUAL FUNDS NorthPointe Small Cap Growth Fund NorthPointe Small Cap Value Fund Supplement Dated December 4, 2008 to the Prospectus Dated February 28, 2008

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

1. On December 3, 2008, the Board of Trustees of Nationwide Mutual Funds (the Board”) considered and approved a proposal to liquidate the NorthPointe Small Cap Growth Fund and NorthPointe Small Cap Value Fund. Each Fund will be liquidated on or about April 24, 2009 (the “Liquidation Date”). Effective immediately, new account requests, exchanges into each Fund and purchase orders for Fund shares will no longer be permissible (other than those purchase orders received through dividend reinvestment). As disclosed in the Prospectus, each Fund is permitted to depart from its stated investment objective and policies and hold cash and cash equivalent positions as a temporary defensive measure to preserve value. In anticipation of each Fund’s liquidation, the Fund intends to begin to sell its portfolio holdings in exchange for cash, U.S. government securities and/or other short-term debt instruments.

Until the Liquidation Date, shareholders may redeem or exchange their shares in the manner set forth in the Prospectus.  However, pursuant to the Plan of Liquidation adopted by the Board, the Fund may set up a reserve account for expenses incurred in connection with the liquidation to ensure that all shareholders are treated fairly. Any such reserve account may affect the amount of redemption proceeds payable to a shareholder upon redemption.

With respect to redemptions or exchanges, effective immediately, shareholders of the NorthPointe Small Cap Growth Fund will no longer be subject to a redemption/exchange fee. Shareholders of the NorthPointe Small Cap Growth Fund will also not be subject to a CDSC upon the redemption of shares. That is, you will not be charged a CDSC whether you redeem your shares, receive the liquidating distribution or exchange into another Nationwide Fund.

If you exchange your Class B shares of the NorthPointe Small Cap Growth Fund into another Nationwide Fund, you will not be charged a CDSC upon the subsequent sale from the Nationwide Fund you exchange into, although your holding period for conversion of Class B shares to Class A shares will remain unchanged. Shareholders of Class A shares of the NorthPointe Small Cap Growth Fund may exchange their shares of the Fund for Class A shares of any other Nationwide Fund without paying a front-end sales charge. All other features of the exchange privilege described in the Prospectus will continue to apply. Rule 12b-1 distribution fees will continue to accrue on shares of the NorthPointe Small Cap Growth Fund in the manner set forth in the Prospectus until the Liquidation Date.

Upon the liquidation, each remaining shareholder of the Fund will receive a liquidating distribution equal to the shareholder’s proportionate interest in the net assets of the Fund. However, if you are invested in the Fund through an IRA account and you do not contact

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us prior to the Liquidation Date, we will place your liquidation proceeds into the Nationwide Money Market Fund until we receive instructions from you at 800-848-0920.

You may be subject to federal, state, local or foreign taxes on exchanges, redemptions or liquidations of Fund shares. You should consult your tax advisor for information regarding all tax consequences applicable to your investments in the Fund.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE REFERENCE

NATIONWIDE MUTUAL FUNDS
Nationwide Micro Cap Equity Fund

Supplement Dated December 4, 2008
to the Prospectus Dated February 28, 2008

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

1. On December 3, 2008, the Board of Trustees of Nationwide Mutual Funds (the Board”) considered and approved a proposal to liquidate the Nationwide Micro Cap Equity Fund. The Fund will be liquidated on or about April 24, 2009 (the “Liquidation Date”). Effective immediately, new account requests, exchanges into the Fund and purchase orders for Fund shares will no longer be permissible (other than those purchase orders received through dividend reinvestment). As disclosed in the Prospectus, the Fund is permitted to depart from its stated investment objective and policies and hold cash and cash equivalent positions as a temporary defensive measure to preserve value. In anticipation of the Fund’s liquidation, the Fund intends to begin to sell its portfolio holdings in exchange for cash, U.S. government securities and/or other short-term debt instruments.

Until the Liquidation Date, shareholders may redeem or exchange their shares in the manner set forth in the Prospectus.  However, pursuant to the Plan of Liquidation adopted by the Board, the Fund may set up a reserve account for expenses incurred in connection with the liquidation to ensure that all shareholders are treated fairly. Any such reserve account may affect the amount of redemption proceeds payable to a shareholder upon redemption.

With respect to redemptions or exchanges, effective immediately, shareholders of the Fund will no longer be subject to a redemption/exchange fee. Shareholders will also not be subject to a CDSC upon the redemption of shares. That is, you will not be charged a CDSC whether you redeem your shares, receive the liquidating distribution or exchange into another Nationwide Fund.

If you exchange your Class B shares into another Nationwide Fund, you will not be charged a CDSC upon the subsequent sale from the Nationwide Fund you exchange into, although your holding period for conversion of Class B shares to Class A shares will remain unchanged. Shareholders of Class A shares may exchange their shares of the Fund for Class A shares of any other Nationwide Fund without paying a front-end sales charge. All other features of the exchange privilege described in the Prospectus will continue to apply. Rule 12b-1 distribution fees will continue to accrue on shares of the Fund in the manner set forth in the Prospectus until the Liquidation Date.

Upon the liquidation, each remaining shareholder of the Fund will receive a liquidating distribution equal to the shareholder’s proportionate interest in the net assets of the Fund. However, if you are invested in the Fund through an IRA account and you do not contact us prior to the Liquidation Date, we will place your liquidation proceeds into the Nationwide Money Market Fund until we receive instructions from you at 800-848-0920.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE REFERENCE

You may be subject to federal, state, local or foreign taxes on exchanges, redemptions or liquidations of Fund shares. You should consult your tax advisor for information regarding all tax consequences applicable to your investments in the Fund.

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NATIONWIDE MUTUAL FUNDS

     Nationwide Investor Destinations Aggressive Fund
Nationwide Investor Destinations Moderately Aggressive Fund
Nationwide Investor Destinations Moderate Fund
Nationwide Investor Destinations Moderately Conservative Fund
Nationwide Investor Destinations Conservative Fund

     Supplement Dated December 4, 2008
to the Prospectus Dated February 28, 2008 (as revised April 11, 2008)

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

On December 3, 2008, the Board of Trustees of Nationwide Mutual Funds (the Board”) considered and approved a proposal to discontinue the issuance, offer and sale of Class B shares of the Funds to new investors, effective December 31, 2008.

The Funds will offer Class B shares only (1) to current shareholders of Class B shares that wish to add to their existing Class B investments in the same fund; (2) to current shareholders of Class B shares exchanging into Class B shares of another Nationwide Fund; and (3) through reinvestment of dividends or distributions that are paid on Class B shares in additional Class B shares. The contingent deferred sales charge schedule, conversion to Class A shares schedule and Rule 12b-1 distribution fees will remain the same. However, effective at the close of business on December 31, 2008, reinvestment of proceeds from a redemption of Class B shares (which, as described in the Prospectus, allows shareholders who redeem Class B shares to reinvest the proceeds in Class B shares within 30 days of the redemption and have any CDSC paid on such shares re-deposited in shares equal to the amount of the CDSC into the shareholder’s account) will be discontinued.

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NATIONWIDE MUTUAL FUNDS Nationwide Bond Index Fund Nationwide International Index Fund Nationwide Mid Cap Market Index Fund Nationwide S&P 500 Index Fund Nationwide Small Cap Index Fund

     Supplement Dated December 4, 2008
to the Prospectus Dated February 28, 2008 (as revised May 5, 2008)

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

1. On December 3, 2008, the Board of Trustees of Nationwide Mutual Funds (the Board”) considered and approved a proposal to discontinue the issuance, offer and sale of Class B shares of the Funds to new investors, effective December 31, 2008.

The Funds will offer Class B shares only (1) to current shareholders of Class B shares that wish to add to their existing Class B investments in the same fund; (2) to current shareholders of Class B shares exchanging into Class B shares of another Nationwide Fund; and (3) through reinvestment of dividends or distributions that are paid on Class B shares in additional Class B shares. The contingent deferred sales charge schedule, conversion to Class A shares schedule and Rule 12b-1 distribution fees will remain the same. However, effective at the close of business on December 31, 2008, reinvestment of proceeds from a redemption of Class B shares (which, as described in the Prospectus, allows shareholders who redeem Class B shares to reinvest the proceeds in Class B shares within 30 days of the redemption and have any CDSC paid on such shares re-deposited in shares equal to the amount of the CDSC into the shareholder’s account) will be discontinued.

2. On December 3, 2008, the Board also considered and approved a proposal to liquidate the Local Fund shares of the Nationwide S&P 500 Index Fund. All Local Fund shares will be redeemed on or about January 30, 2009 (the “Liquidation Date”). Effective immediately, new account requests and purchase orders for Local Fund shares will no longer be permissible (other than those purchase orders received through dividend reinvestment). With respect to redemptions, effective immediately, shareholders of Local Fund shares will no longer be subject to a redemption fee.

Upon the liquidation, each remaining shareholder of Local Fund shares will receive a liquidating distribution equal to the shareholder’s proportionate interest in the net assets of the class.

You may be subject to federal, state, local or foreign taxes on exchanges, redemptions or liquidations of Fund shares. You should consult your tax advisor for information regarding all tax consequences applicable to your investments in the Fund.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE REFERENCE